Lease (Details) - Schedule of minimum annual lease commitments	Dec. 31, 2022 USD ($)
Schedule of Minimum Annual Lease Commitments [Abstract]
2023	$ 552,437
2024	479,076
2025	74,725
2026	5,660
Thereafter
Total	$ 1,111,898